Notes Payable - Non-affiliated Related Parties (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Principal, net of Discounts	$ 562,798	$ 330,206
Onteco [Member]
Principal	702,690	402,345
Unamortized Discount	(139,892)	(72,139)
Principal, net of Discounts	562,798	330,206
On10February2010Member | Onteco [Member]
Principal	2,149	2,149
Unamortized Discount
Principal, net of Discounts	2,149	2,149
On7June2010Member | Onteco [Member]
Principal	5,000	5,000
Unamortized Discount
Principal, net of Discounts	5,000	5,000
Onteco [Member] | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On25August2010Member | Onteco [Member]
Principal	4,000	4,000
Unamortized Discount
Principal, net of Discounts	4,000	4,000
On2Sep2010MMember | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On13October2010Member | Onteco [Member]
Principal	3,000	3,000
Unamortized Discount
Principal, net of Discounts	3,000	3,000
On29October2011Member | Onteco [Member]
Principal	3,000
Unamortized Discount
Principal, net of Discounts	3,000
On4November2010Member | Onteco [Member]
Principal	19,600	19,600
Unamortized Discount
Principal, net of Discounts	19,600	19,600
On8November2010Member | Onteco [Member]
Principal		5,500
Unamortized Discount
Principal, net of Discounts		5,500
November152010Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On30November2010Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On15December2010Member | Onteco [Member]
Principal	15,500	15,500
Unamortized Discount
Principal, net of Discounts	15,500	15,500
On10January2011 [Member] | Onteco [Member]
Principal	1,000
Unamortized Discount
Principal, net of Discounts	1,000
February232011Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On1March2011Member | Onteco [Member]
Principal	11,000
Unamortized Discount
Principal, net of Discounts	11,000
On10March2011Member | Onteco [Member]
Principal	3,000	3,000
Unamortized Discount		(574)
Principal, net of Discounts	3,000	2,426
On31March2011OneMember | Onteco [Member]
Principal		5,500
Unamortized Discount		(1,367)
Principal, net of Discounts		4,133
On31March2011TwoOtherMember | Onteco [Member]
Principal	1,000	6,500
Unamortized Discount		(1,616)
Principal, net of Discounts	1,000	4,884
On14April2011Member | Onteco [Member]
Principal	6,500	17,500
Unamortized Discount		(5,020)
Principal, net of Discounts	6,500	12,480
On15April2011Member | Onteco [Member]
Principal	2,000	27,000
Unamortized Discount		(7,819)
Principal, net of Discounts	2,000	19,181
On18April2011Member | Onteco [Member]
Principal		1,000
Unamortized Discount		(298)
Principal, net of Discounts		702
On18April2011OneMember | Onteco [Member]
Principal	2,000	2,000
Unamortized Discount		(595)
Principal, net of Discounts	2,000	1,405
On21April2011Member | Onteco [Member]
Principal	5,000	5,000
Unamortized Discount		(1,530)
Principal, net of Discounts	5,000	3,470
On27April2011Member | Onteco [Member]
Principal	2,500	2,500
Unamortized Discount		(806)
Principal, net of Discounts	2,500	1,694
On28April2011Member | Onteco [Member]
Principal	2,500	2,500
Unamortized Discount		(813)
Principal, net of Discounts	2,500	1,687
On16May2011Member | Onteco [Member]
Principal	15,000	15,000
Unamortized Discount		(5,614)
Principal, net of Discounts	15,000	9,386
On1June2011Member | Onteco [Member]
Principal	3,000	3,000
Unamortized Discount		(1,254)
Principal, net of Discounts	3,000	1,746
On10June2011Member | Onteco [Member]
Principal	3,000
Unamortized Discount
Principal, net of Discounts	3,000
On20June2011Member | Onteco [Member]
Principal		6,500
Unamortized Discount		(3,054)
Principal, net of Discounts		3,446
On24June2011Member | Onteco [Member]
Principal	1,750	2,000
Unamortized Discount		(961)
Principal, net of Discounts	1,750	1,039
On4August2011Member | Onteco [Member]
Principal		15,000
Unamortized Discount		(8,893)
Principal, net of Discounts		6,107
On4August2011OneMember | Onteco [Member]
Principal	2,000	20,000
Unamortized Discount		(11,857)
Principal, net of Discounts	2,000	8,143
On18August2011Member | Onteco [Member]
Principal	2,500	2,500
Unamortized Discount		(1,577)
Principal, net of Discounts	2,500	923
On13September2011Member | Onteco [Member]
Principal	6,000	6,000
Unamortized Discount		(4,212)
Principal, net of Discounts	6,000	1,788
On22September2011Member | Onteco [Member]
Principal	1,000	1,000
Unamortized Discount		(726)
Principal, net of Discounts	1,000	274
On28September2011Member | Onteco [Member]
Principal	2,000	2,000
Unamortized Discount		(1,189)
Principal, net of Discounts	2,000	811
On6October2011Member | Onteco [Member]
Principal	5,800	5,800
Unamortized Discount	(10)	(444)
Principal, net of Discounts	5,790	5,356
On21October2011Member | Onteco [Member]
Principal	1,700	1,700
Unamortized Discount	(39)	(548)
Principal, net of Discounts	1,661	1,152
On23November2011Member | Onteco [Member]
Principal	2,000	2,000
Unamortized Discount	(118)	(717)
Principal, net of Discounts	1,882	1,283
On5December2011Member | Onteco [Member]
Principal	11,500	11,500
Unamortized Discount	(830)	(4,273)
Principal, net of Discounts	10,670	7,227
On08January2012Member | Onteco [Member]
Principal	481,425
Unamortized Discount	(137,001)
Principal, net of Discounts	344,424
On20January2012Member | Onteco [Member]
Principal	17,700
Unamortized Discount
Principal, net of Discounts	17,700
On26January2012Member | Onteco [Member]
Principal
Unamortized Discount
Principal, net of Discounts
On3February2012 [Member] | Onteco [Member]
Principal	3,000
Unamortized Discount
Principal, net of Discounts	3,000
On27February2012Member | Onteco [Member]
Principal	900
Unamortized Discount	(368)
Principal, net of Discounts	532
On20March2012Member | Onteco [Member]
Principal	1,370
Unamortized Discount
Principal, net of Discounts	1,370
On21March2012Member | Onteco [Member]
Principal	1,600
Unamortized Discount	(754)
Principal, net of Discounts	846
On28March2012Member | Onteco [Member]
Principal	11,500
Unamortized Discount
Principal, net of Discounts	11,500
On9July2012Member | Onteco [Member]
Principal	1,000
Unamortized Discount	(772)
Principal, net of Discounts	228
On31March2011ThreeMember | Onteco [Member]
Principal	8,048	20,048
Unamortized Discount
Principal, net of Discounts	8,048	20,048
On31March2011FourMember | Onteco [Member]
Principal	4,010	4,010
Unamortized Discount
Principal, net of Discounts	4,010	4,010
On31March2011FiveMember | Onteco [Member]
Principal	6,600	6,600
Unamortized Discount
Principal, net of Discounts	6,600	6,600
On31March2011SixMember | Onteco [Member]
Principal	5,500	5,500
Unamortized Discount
Principal, net of Discounts	5,500	5,500
On31March2011SevenMember | Onteco [Member]
Principal	14,038	16,038
Unamortized Discount
Principal, net of Discounts	14,038	16,038
On9August2010Member | Onteco [Member]
Principal		5,000
Unamortized Discount
Principal, net of Discounts		5,000
On2September2010Member | Onteco [Member]
Principal		20,000
Unamortized Discount
Principal, net of Discounts		20,000
On29October2010Member | Onteco [Member]
Principal		30,000
Unamortized Discount
Principal, net of Discounts		30,000
On15November2010Member | Onteco [Member]
Principal		28,000
Unamortized Discount
Principal, net of Discounts		28,000
On30November2010OneMember | Onteco [Member]
Principal		9,300
Unamortized Discount
Principal, net of Discounts		9,300
On10January2011OneMember | Onteco [Member]
Principal		1,000
Unamortized Discount		(27)
Principal, net of Discounts		973
On23February2011Member | Onteco [Member]
Principal		21,600
Unamortized Discount		(3,195)
Principal, net of Discounts		18,405
On1March2011OneMember | Onteco [Member]
Principal		11,000
Unamortized Discount		(1,833)
Principal, net of Discounts		9,167
On10June2010Member | Onteco [Member]
Principal		3,000
Unamortized Discount		(1,327)
Principal, net of Discounts		$ 1,673